Investment in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Feb. 21, 2014 USD ($)	Feb. 21, 2014 CNY (¥)
Investment in Affiliates
Investment in Affiliates	$ 10,195		¥ 93,144		¥ 66,334
Equity method ownership interest percentage	16.00%				16.00%
Share of loss of affiliates	$ 3,424	¥ 22,280	71,489	¥ 84,063
Impairment loss for investment in affiliate		¥ 0	0	¥ 58,510
Other
Investment in Affiliates
Investment in Affiliates			21,236		¥ 19,704
Ovation
Investment in Affiliates
Investment in Affiliates			¥ 71,908		¥ 46,630
Equity method ownership interest percentage						23.00%	23.00%
Consideration for equity method investment						$ 55,777	¥ 339,303